Financial instruments, Credit Risk (Details) - Credit Risk [member] - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Financial Assets, Past Due Member]
Trade and other receivables [Abstract]
Trade receivables	$ 0	$ 0
Financial Assets, Impaired [Member]
Trade and other receivables [Abstract]
Trade receivables	$ 0	$ 0